Cover Page	Sep. 23, 2019
Cover page.
Document Type	8-K/A
Document Period End Date	Sep. 23, 2019
Entity Registrant Name	EBIX, INC
Entity Incorporation, State or Country Code	DE
Entity File Number	0-15946
Entity Tax Identification Number	77-0021975
Entity Address, Address Line One	1 Ebix Way
Entity Address, City or Town	Johns Creek
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30097
City Area Code	678
Local Phone Number	281-2020
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.10 par value per share
Trading Symbol	EBIX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000814549
Amendment Flag	true
Amendment Description	Reporting change of Chief Financial Officer